SHAREHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	5,894,812	Unlimited	3,085,452

Disclosure of changes in issued and outstanding share capital [Table Text Block]
	Number of shares
	2025	2024	2023 (*)

Balance as of January 1	3,085,452	2,232,359	1,261,590
Common shares issued through private placements offerings (1), (3), (8)	1,202,000	742,517	879,520
Common shares issued as debts settlement (2), (7)	52,380	-	82,082
Common shares issued as compensation to a related party (4)	-	110,576	-
Common shares issued upon RSUs vested		-	9,167
Common shares issued upon pre-funded warrants exercised (4), (8)	800,701	-	-
Common shares issued upon debentures converted (5)	625,461	-	-
Common shares issued as consideration upon acquisition of non-controlling interest (6)	128,818	-	-

Balance as of December 31	5,894,812	3,085,452	2,232,359

(*)          Includes the effect of Reverse Share Split (see also Note 18A above).

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2025
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	41,410	227.9
Options forfeited during the year	(12,642)	729.38

Options outstanding at the end of year	28,768	7.60

Options exercisable at the end of year	28,766	7.60

	Year ended December 31, 2024
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	54,242	172.3
Options granted during the year	31,305	3.0
Options forfeited during the year	(44,137)	210.13

Options outstanding at the end of year	41,410	227.9

Options exercisable at the end of year	20,641	183.3

	Year ended December 31, 2023
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	86,528	225.6
Options granted during the year	500	6.6
Options forfeited during the year	(32,786)	310.7

Options outstanding at the end of year	54,242	172.3

Options exercisable at the end of year	49,907	170.3

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2024	2023

Share price (in CAD)	$3.0	$6.6
Exercise price (in CAD)	$3.0	$6.6
Expected life (years)	1.25	5
Volatility (%)	68.6-69.6	104.4-109.35
Annual risk-free rate (%)	3.23	3.55-3.65
Dividend yield (%)	-	-